REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 6,997,617	$ 6,251,442	$ 4,662,312
Revenue from rendering of services	104,453	98,319	70,557
Revenue	7,102,070	6,349,761	4,732,869
Revenues from transactions with other operating segments	0	0	0
Finance income	72,116	33,499	29,449
Finance costs	(200,366)	(219,982)	(268,179)
Net finance costs	(128,250)	(186,483)	(238,730)
Depreciation and amortizations	507,029	489,760	516,012
Other income	100,129	378,977	283,816
Other expenses	373,889	192,101	182,883
Associates	7,069	330	4,821
Joint ventures	26,615	31,056	(2,504)
Income tax expense	(142,121)	(402,914)	(41,848)
Profit (loss) of each reportable segment	704,226	1,031,599	25,305
Total Ordinary Income	7,102,070	6,349,761	4,732,869
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,578,202	1,542,715	1,716,987
Acquisition and contribution of investments in associates and joint venture	9,855	61,372	19,433
Segment assets	17,180,108	16,668,311	16,028,319
Segments assets (excluding deferred tax assets)	17,171,097	16,660,674	16,022,278
Deferred tax assets	9,011	7,637	6,041
Associates	100,821	82,924	85,714
Joint Ventures	264,850	253,718	231,225
Segment liabilities	8,920,124	8,849,807	8,612,684
Segment liabilities (excluding deferred tax liabilities)	7,134,209	7,102,002	7,148,798
Deferred tax liabilities	1,785,915	1,747,805	1,463,886
Geographical information on non-current assets
Long-Lived Assets	13,405,187	12,744,267	12,483,994
Elimination [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from transactions with other operating segments	(576,703)	(577,588)	(1,166,994)
Amounts of additions to non-current assets [Abstract]
Segment assets	(148,413)	(97,589)	(50,070)
Segments assets (excluding deferred tax assets)	(148,413)	(97,589)	(50,070)
Geographical information on non-current assets
Long-Lived Assets	(16,294)	(9,304)	(6,380)
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,633,847	3,409,152	2,573,641
Revenue from rendering of services	71,318	63,432	38,852
Revenue	3,705,165	3,472,584	2,612,493
Total Ordinary Income	3,705,165	3,472,584	2,612,493
Geographical information on non-current assets
Long-Lived Assets	9,431,618	8,849,133	8,408,703
Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	3,396,905	2,877,177	2,120,376
Total Ordinary Income	3,396,905	2,877,177	2,120,376
Geographical information on non-current assets
Long-Lived Assets	3,973,569	3,895,134	4,075,291
Pulp [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,886,870	2,702,346	2,038,847
Revenue from rendering of services	103,771	97,988	70,431
Revenue	2,990,641	2,800,334	2,109,278
Revenues from transactions with other operating segments	501,011	503,455	1,111,289
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	296,425	297,413	312,092
Other income	63,759	331,827	235,320
Other expenses	299,469	141,338	114,720
Associates	2,180	2,380	1,346
Joint ventures	0	0	0
Income tax expense	0	0	0
Profit (loss) of each reportable segment	320,201	851,804	201,548
Total Ordinary Income	2,990,641	2,800,334	2,109,278
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,462,801	1,461,957	1,618,239
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	13,094,867	12,236,794	11,543,571
Segments assets (excluding deferred tax assets)	13,094,867	12,236,794	11,543,571
Associates	36,489	26,823	29,205
Joint Ventures	0	0	0
Segment liabilities	1,049,313	725,397	494,065
Segment liabilities (excluding deferred tax liabilities)	1,049,313	725,397	494,065
Geographical information on non-current assets
Long-Lived Assets	11,283,217	10,650,117	10,218,880
Pulp [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	1,961,303	1,933,450	1,476,060
Total Ordinary Income	1,961,303	1,933,450	1,476,060
Geographical information on non-current assets
Long-Lived Assets	8,540,801	7,978,912	7,487,475
Pulp [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,029,338	866,884	633,218
Total Ordinary Income	1,029,338	866,884	633,218
Geographical information on non-current assets
Long-Lived Assets	2,742,416	2,671,205	2,731,405
Wood products [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	4,110,747	3,549,096	2,623,465
Revenue from rendering of services	1	1	15
Revenue	4,110,748	3,549,097	2,623,480
Revenues from transactions with other operating segments	21,347	30,396	21,556
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	198,632	179,549	192,295
Other income	31,248	22,935	42,723
Other expenses	50,311	27,315	50,369
Associates	0	0	0
Joint ventures	41,319	35,250	(1,994)
Income tax expense	0	0	0
Profit (loss) of each reportable segment	900,134	906,745	260,504
Total Ordinary Income	4,110,748	3,549,097	2,623,480
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	109,664	76,088	95,672
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	2,959,042	3,021,804	2,886,177
Segments assets (excluding deferred tax assets)	2,959,042	3,021,804	2,886,177
Associates	0	0	0
Joint Ventures	203,443	203,504	187,388
Segment liabilities	438,864	480,521	471,024
Segment liabilities (excluding deferred tax liabilities)	438,864	480,521	471,024
Geographical information on non-current assets
Long-Lived Assets	1,681,540	1,731,311	1,866,639
Wood products [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	1,743,181	1,538,804	1,136,322
Total Ordinary Income	1,743,181	1,538,804	1,136,322
Geographical information on non-current assets
Long-Lived Assets	491,283	530,618	588,973
Wood products [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,367,567	2,010,293	1,487,158
Total Ordinary Income	2,367,567	2,010,293	1,487,158
Geographical information on non-current assets
Long-Lived Assets	1,190,257	1,200,693	1,277,666
Others [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0
Revenue from rendering of services	681	330	111
Revenue	681	330	111
Revenues from transactions with other operating segments	54,345	43,737	34,149
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	1,679	1,634	1,547
Other income	101	265	89
Other expenses	9	6,140	1
Associates	0	0	0
Joint ventures	0	0	0
Income tax expense	0	0	0
Profit (loss) of each reportable segment	(2,906)	(9,605)	(2,927)
Total Ordinary Income	681	330	111
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	475	870	437
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	18,291	19,350	24,941
Segments assets (excluding deferred tax assets)	18,291	19,350	24,941
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	22,237	11,010	8,574
Segment liabilities (excluding deferred tax liabilities)	22,237	11,010	8,574
Geographical information on non-current assets
Long-Lived Assets	17,008	18,307	24,305
Others [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	681	330	111
Total Ordinary Income	681	330	111
Geographical information on non-current assets
Long-Lived Assets	17,008	18,307	24,305
Others [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	0	0	0
Corporate [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0	0
Revenue from rendering of services	0	0	0
Revenue	0	0	0
Revenues from transactions with other operating segments	0	0
Finance income	72,116	33,499	29,449
Finance costs	(200,366)	(219,982)	(268,179)
Net finance costs	(128,250)	(186,483)	(238,730)
Depreciation and amortizations	10,293	11,164	10,078
Other income	5,021	23,950	5,684
Other expenses	24,100	17,308	17,793
Associates	4,889	(2,050)	3,475
Joint ventures	(14,704)	(4,194)	(510)
Income tax expense	(142,121)	(402,914)	(41,848)
Profit (loss) of each reportable segment	(513,203)	(717,345)	(433,820)
Total Ordinary Income	0	0	0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	5,262	3,800	2,639
Acquisition and contribution of investments in associates and joint venture	9,855	61,372	19,433
Segment assets	1,256,321	1,487,952	1,623,700
Segments assets (excluding deferred tax assets)	1,247,310	1,480,315	1,617,659
Deferred tax assets	9,011	7,637	6,041
Associates	64,332	56,101	56,509
Joint Ventures	61,407	50,214	43,837
Segment liabilities	7,409,710	7,632,879	7,639,021
Segment liabilities (excluding deferred tax liabilities)	5,623,795	5,885,074	6,175,135
Deferred tax liabilities	1,785,915	1,747,805	1,463,886
Geographical information on non-current assets
Long-Lived Assets	439,716	353,836	380,550
Corporate [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	398,820	330,600	314,330
Corporate [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	40,896	23,236	66,220
Sub Total [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	6,997,617	6,251,442	4,662,312
Revenue from rendering of services	104,453	98,319	70,557
Revenue	7,102,070	6,349,761	4,732,869
Revenues from transactions with other operating segments	576,703	577,588	1,166,994
Finance income	72,116	33,499	29,449
Finance costs	(200,366)	(219,982)	(268,179)
Net finance costs	(128,250)	(186,483)	(238,730)
Depreciation and amortizations	507,029	489,760	516,012
Other income	100,129	378,977	283,816
Other expenses	373,889	192,101	182,883
Associates	7,069	330	4,821
Joint ventures	26,615	31,056	(2,504)
Income tax expense	(142,121)	(402,914)	(41,848)
Profit (loss) of each reportable segment	704,226	1,031,599	25,305
Total Ordinary Income	7,102,070	6,349,761	4,732,869
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,578,202	1,542,715	1,716,987
Acquisition and contribution of investments in associates and joint venture	9,855	61,372	19,433
Segments assets (excluding deferred tax assets)	17,319,510	16,758,263	16,072,348
Deferred tax assets	9,011	7,637	6,041
Associates	100,821	82,924	85,714
Joint Ventures	264,850	253,718	231,225
Segment liabilities	8,920,124	8,849,807	8,612,684
Segment liabilities (excluding deferred tax liabilities)	7,134,209	7,102,002	7,148,798
Deferred tax liabilities	1,785,915	1,747,805	1,463,886
Segment assets	17,328,521	16,765,900	16,078,389
Geographical information on non-current assets
Non current assets subtotal	13,421,481	12,753,571	12,490,374
Sub Total [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	3,705,165	3,472,584	2,612,493
Total Ordinary Income	3,705,165	3,472,584	2,612,493
Geographical information on non-current assets
Long-Lived Assets	9,447,912	8,858,437	8,415,083
Sub Total [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	3,396,905	2,877,177	2,120,376
Total Ordinary Income	3,396,905	2,877,177	2,120,376
Geographical information on non-current assets
Long-Lived Assets	$ 3,973,569	$ 3,895,134	$ 4,075,291